Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of income tax benefit

The following table sets forth current and deferred portion of income tax benefit of the Company and its consolidated subsidiaries:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense	459	21	-
Deferred income tax benefit	(702)	(616)	(7,880)
Total	(243)	(595)	(7,880)

Schedule of effective income tax rate reconciliation

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods is as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income before income tax	39,560	35,816	70,301
Expected taxation at PRC statutory tax rate	9,890	8,954	17,575
Impact of preferential tax rates	(5,255)	(2,749)	(6,711)
Research and development super-deduction	(6,417)	(8,534)	(18,676)
Effect of True up to Tax Return	-	-	258
Non-deductible expenses	1,497	7	-
Effect of income tax rate differences in jurisdictions other than the PRC	(6)	22	10
Change in valuation allowance	48	1,705	(336)
Income tax benefits	(243)	(595)	(7,880)

Schedule of deferred tax assets

As of December 31, 2022 and 2023, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Net operating loss carryforward	5,003	10,861
Allowance of doubtful accounts	2,585	4,271
Gross deferred assets	7,588	15,132
Less: Valuation allowance	(3,366)	(3,029)
Total deferred tax assets, net	4,222	12,103

Schedule of movement valuation allowance

As of December 31, 2022 and 2023, the movement of the valuation allowance were as below:

	As of December 31,
	2022	2023
	RMB	RMB
Balance at beginning of the year	1,661	3,366
Additions	2,170	1,085
Decrease	(465)	(1,422)
Balance at end of the year	3,366	3,029